Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Contingencies And Commitments Tables [Abstract]
Contingent Contractual Obligations
Contingent contractual obligations	Amount	Number of Agreements	Maximum Exposure Range for Each Agreement
	(in millions)		(in millions)
Guarantees(1)	$340	20	<$1 - $53
Letters of credit under the senior secured credit facility	12	11	<$1 - $7
Cash collateralized letters of credit	261	13	<$1 - $221
Total	$613	44